INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2025
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

NOTE 8 — INCOME AND SOCIAL CONTRIBUTION TAXES

In Brazil, income taxes include federal income tax (IRPJ) and social contribution (CSLL), which represents an additional federal income tax. The statutory rates for income tax and social contribution are 25% and 9%, respectively, and are applicable for the years ended December 31, 2025, 2024 and 2023. The foreign subsidiaries of the Company are subject to taxation at rates ranging between 23% and 35%, without considering there are subsidiaries abroad with zero tax rate, which have mainly financial activities. The differences between the Brazilian tax rates and the rates of other countries are presented under “Difference in tax rates in foreign companies” in the reconciliation of income tax and social contribution below. The uncertain tax positions related to federal income tax (IRPJ) and Social Contribution (CSLL) are disclosed in Note 19.

a) Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income are as follows:

	2025	2024	2023
Income (loss) before income taxes	2,524,447	5,463,715	9,346,605
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(858,312)	(1,857,663)	(3,177,846)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	402,939	805,361	281,754
- Equity in earnings of unconsolidated companies	32,511	157,919	281,386
- Interest on equity (Note 2.14)	65	(1,662)	302,602
- Interests on tax lawsuits	42,417	38,249	134,131
- Tax credits and incentives	9,311	10,382	16,634
- Deferred tax assets not recognized / Realization, net	(565,697)	38,481	44,000
- Other permanent differences, net	(169,243)	(55,720)	307,717
Income and social contribution taxes	(1,106,009)	(864,653)	(1,809,622)
Current	(1,119,427)	(1,159,640)	(1,810,459)
Deferred	13,418	294,987	837

b) Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates:

	Balance as of	Recognized in	Comprehensive		Balance as of
	January 01, 2023	income	Income	Others	December 31, 2023
Tax loss carryforward	639,046	209,405	(10)	88,975	937,416
Social contribution tax losses	173,579	67,505	—	—	241,084
Provision for tax, civil and labor liabilities	525,158	55,830	(40)	—	580,948
Benefits granted to employees	199,773	(276)	(106,576)	—	92,921
Other temporary differences	347,051	56,739	(120,863)	—	282,927
Deferred exchange variance	834,335	(410,931)	223	—	423,627
Provision for losses	43,737	49,696	(33)	—	93,400
Fair value adjustments on businesses acquired	(694,543)	(27,131)	84,661	—	(637,013)
	2,068,136	837	(142,638)	88,975	2,015,310

Non-current assets	2,164,477				2,219,461
Non-current liabilities	(96,341)				(204,151)

	Balance as of	Recognized in	Comprehensive		Balance as of
	December 31, 2023	income	Income	Others	December 31, 2024
Tax loss carryforward	937,416	173,232	(193)	(30,008)	1,080,447
Social contribution tax losses	241,084	52,565	—	—	293,649
Provision for tax, civil and labor liabilities	580,948	55,693	2	—	636,643
Benefits granted to employees	92,921	43	17,745	—	110,709
Other temporary differences	282,927	106,170	90,073	—	479,170
Deferred exchange variance	423,627	(153,604)	(1,598)	—	268,425
Provision for losses	93,400	38,310	174	—	131,884
Fair value adjustments on businesses acquired	(637,013)	22,578	(121,982)	—	(736,417)
	2,015,310	294,987	(15,779)	(30,008)	2,264,510

Non-current assets	2,219,461				2,427,648
Non-current liabilities	(204,151)				(163,138)

				Acquisition of
	Balance as of	Recognized in	Comprehensive	company	Balance as of
	December 31, 2024	income	Income	control (Note 3.4)	December 31, 2025
Tax loss carryforward	1,080,447	(1,665)	—	—	1,078,782
Social contribution tax losses	293,649	23,557	—	—	317,206
Provision for tax, civil and labor liabilities	636,643	(14,504)	—	826	622,965
Benefits granted to employees	110,709	(3,234)	(30,040)	—	77,435
Other temporary differences	479,170	(160,890)	(80,505)	(17,044)	220,731
Deferred exchange variance	268,425	(266,988)	217	25	1,679
Provision for losses	131,884	480,187	—	97	612,168
Fair value adjustments on businesses acquired	(736,417)	(43,045)	56,648	—	(722,814)
	2,264,510	13,418	(53,680)	(16,096)	2,208,152

Non-current assets	2,427,648				2,561,980
Non-current liabilities	(163,138)				(353,828)

The recoverability analysis of deferred tax balances related to tax loss carryforward and social contribution tax losses performed by the Company and approved by its Board of Directors are based on its business plans and aligned with other projections and analysis performed by the Company as, for example, the impairment of assets tests.

c) Estimated recovery and reversal of income and social contribution tax assets and liabilities are as follows:

	Assets		Liabilities
	2025	2024	2025	2024
2025	—	642,303	—	(3,438)
2026	458,983	374,285	(4,064)	(18,963)
2027	401,069	386,288	(30,686)	(2,908)
2028	415,979	229,836	(70,875)	(23,361)
2029	354,304	290,656	(65,016)	(19,558)
2030 on	931,645	504,280	(183,187)	(94,910)
	2,561,980	2,427,648	(353,828)	(163,138)

d) Tax Assets not recognized:

Due to the lack of expectation to use tax losses, negative social contribution base and deferred exchange variation arising from some operations in Brazil, the Company did not recognize a portion of tax assets of R$ 907,295 (R$ 300,763 on December 31, 2024), which do not have an expiration date. The subsidiaries abroad had R$ 701,413 (R$ 849,200 as of December 31, 2024) of tax credits on capital losses for which deferred tax assets have not been recognized and which expire between 2029 and 2035 and also several Unrecognized tax loss carryforwards from state credits in the United States in the amount of R$ 291,979 (R$ 326,966 as of December 31, 2024), which expire at various dates between 2025 and 2038.